Offerings - Offering: 1	Jun. 09, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B ordinary shares (including Class B ordinary shares represented by American Depositary Shares), par value Ps.1.00 Argentine peso per share
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	A portion of the Class B ordinary shares, par value 1.00 peso per share, may be represented by American Depositary Shares (“ADSs”).

ADSs issuable on deposit of the Class B ordinary shares, each ADS representing the right to receive 10 Class B ordinary shares, have been registered pursuant to a separate Registration Statement on Form F-6 (File No. 333-175170).

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is not including the number of Class B ordinary shares offered hereby and deferring payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.